Loan Payable (Details) - USD ($) $ in Millions	1 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Feb. 28, 2022	Dec. 31, 2021
Loan Payable (Details) [Line Items]
Borrow a loan	$ 1.2			$ 0.2
Interest rate	5.00%			12.00%
SOS Information Technology New York Inc [Member]
Loan Payable (Details) [Line Items]
Borrow a loan		$ 1.0
Interest rate
Mr. Feng [Member]
Loan Payable (Details) [Line Items]
Borrow a loan			$ 1.5
Interest rate			5.00%
Mr Li [Member]
Loan Payable (Details) [Line Items]
Borrow a loan				$ 0.6
Interest rate				12.00%